Short-Term Debt (Details) - USD ($)	1 Months Ended		9 Months Ended
	Jun. 30, 2019	Nov. 30, 2018	Sep. 30, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Short-term Debt			$ 50,000,000	$ 0
Teekay Tankers [Member]
Short-term Debt [Line Items]
Short term borrowing limit	$ 55,000,000	$ 40,000,000
Short-term Debt			$ 50,000,000	$ 0
Short-term Debt, Weighted Average Interest Rate, at Point in Time			5.50%	0.00%
Teekay Tankers [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Term			6 months
Teekay Tankers [Member] | London Interbank Offered Rate (LIBOR) [Member]
Short-term Debt [Line Items]
Short Term Debt, Interest Rate, Stated Percentage			3.50%
RSA [Member] | Teekay Tankers [Member] | Minimum [Member]
Short-term Debt [Line Items]
Capital			$ 20,000,000